UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06548

Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Tax-Free Income Portfolio (NXP)
	June 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.9%

	MUNICIPAL BONDS – 101.9%

	Alaska – 1.0%
$ 2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	12/16 at 100.00	B3	$ 2,648,250
	Series 2006A, 5.000%, 6/01/46
	Arizona – 2.4%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,850,250
	2011B-1&2, 5.250%, 3/01/39
2,530	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2008A,	10/18 at 100.00	AAA	2,775,714
	5.000%, 10/01/20
625	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	A3	706,906
	Company, Series 2010A, 5.250%, 10/01/40
5,655	Total Arizona			6,332,870
	Arkansas – 0.9%
6,555	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aa2	2,359,341
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured
	California – 19.5%
2,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+ (4)	2,122,560
	Lien Series 2004A, 5.450%, 10/01/25 (Pre-refunded 10/01/17) – AMBAC Insured
4,245	Anaheim City School District, Orange County, California, General Obligation Bonds, Election	No Opt. Call	AA	2,796,860
	2002 Series 2007, 0.000%, 8/01/31 – AGM Insured
2,840	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	1,865,454
	Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured
3,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	3,626,850
	2013S-4, 5.000%, 4/01/38
2,310	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	2,797,687
	Series 2013A, 5.000%, 7/01/33
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	1,980,678
	2013I, 5.000%, 11/01/38
1,500	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical	8/18 at 100.00	AA– (4)	1,679,265
	Center, Refunding Series 2008A, 6.250%, 8/15/28 (Pre-refunded 8/15/18)
895	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (4)	1,061,023
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
3,790	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/16 at 33.78	Aa1 (4)	1,279,920
	2006C, 0.000%, 8/01/36 (Pre-refunded 8/01/16) – AGM Insured
2,645	Cypress Elementary School District, Orange County, California, General Obligation Bonds,	No Opt. Call	AA	1,566,105
	Series 2009A, 0.000%, 5/01/34 – AGM Insured
800	East Side Union High School District, Santa Clara County, California, General Obligation	8/19 at 100.00	AA (4)	905,968
	Bonds, 2008 Election Series 2010B, 5.000%, 8/01/24 (Pre-refunded 8/01/19) – AGC Insured
2,710	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A+	2,050,900
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
1,395	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	1,420,890
	Bonds, Series 2007A-1, 4.500%, 6/01/27
2,350	Golden Valley Unified School District, Madera County, California, General Obligation Bonds,	8/17 at 56.07	AA	1,302,041
	Election 2006 Series 2007A, 0.000%, 8/01/29 – AGM Insured
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa3	2,535,656
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	869,290
	Series 2007, 0.000%, 8/01/23 – NPFG Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,020,290
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)
5,395	Napa Valley Community College District, Napa and Sonoma Counties, California, General	8/17 at 46.57	Aa2	2,480,459
	Obligation Bonds, Election 2002 Series 2007C, 0.000%, 8/01/32 – NPFG Insured
2,180	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	1,215,350
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	663,007
	6.750%, 11/01/39
4,390	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	3,061,849
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
1,700	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA– (4)	1,183,285
	Participation, Series 2006, 0.000%, 10/01/34 – NPFG Insured (ETM)
8,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	5,004,080
	Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/33
3,420	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AAA	3,696,883
	Series 2008A, 5.000%, 5/01/38 (Pre-refunded 5/01/18) (WI/DD, Settling 7/01/16) – AGM Insured
2,110	Sierra Sands Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	1,528,611
	Election of 2006, Series 2006A, 0.000%, 11/01/28 – FGIC Insured
1,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	12/16 at 100.00	B–	1,195,084
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	797,468
	Election of 2005, Series 2007, 0.000%, 10/01/30 – AMBAC Insured
67,430	Total California			51,707,513
	Colorado – 4.6%
1,780	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	2,056,505
	Series 2013A, 5.250%, 1/01/45
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	1,120,450
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	2,290,382
	5.000%, 11/15/43
250	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	175,495
	9/01/29 – NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%,	9/26 at 54.77	AA–	4,895,875
	9/01/38 – NPFG Insured
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%,	9/20 at 50.83	AA–	890,660
	9/01/32 – NPFG Insured
620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	740,168
	Bonds, Refunding Series 2015A, 5.000%, 12/01/35
20,085	Total Colorado			12,169,535
	Florida – 4.6%
2,990	Duval County School Board, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aa3 (4)	3,123,324
	Series 2008, 5.000%, 7/01/26 (Pre-refunded 7/01/17) – AGM Insured
2,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	No Opt. Call	Aa2	2,000,260
	2010B, 5.000%, 7/01/16
2,500	JEA St. Johns River Power Park System, Florida, Revenue Bonds, 2012-Issue 2 Series 25,	No Opt. Call	Aa2	2,528,825
	5.000%, 10/01/16
4,240	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2007A,	4/17 at 100.00	AA–	4,377,588
	5.000%, 4/01/23 – AMBAC Insured
11,730	Total Florida			12,029,997
	Illinois – 10.8%
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System
	Revenue Bonds, Series 1999A:
2,565	0.000%, 4/01/20 – NPFG Insured	No Opt. Call	AA–	2,320,479
2,000	0.000%, 4/01/23 – NPFG Insured	No Opt. Call	AA–	1,631,900
735	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B+	654,077
	2011A, 5.000%, 12/01/41
55	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	33,686
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
1,370	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/17 at 100.00	AA	1,400,003
	Series 2008B, 5.000%, 1/01/20 – AGM Insured
2,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013,	No Opt. Call	AA+	2,320,520
	4.000%, 8/15/33
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	321,610
	6.000%, 7/01/43
2,100	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	2,241,456
	Refunding Series 2008A, 5.500%, 8/15/30
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	N/R (4)	1,186,520
	2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)
1,050	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	No Opt. Call	AA+ (4)	1,142,789
	2015-XF0248, 8.984%, 7/01/46 (Pre-refunded 7/01/17) (IF) (6)
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB+	2,480,131
1,000	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General	No Opt. Call	Aa2	828,830
	Obligation Bonds, Series 2008, 0.000%, 2/01/24 – AGM Insured
1,520	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	1,501,669
	Project, Series 1993A, 0.000%, 6/15/17 – NPFG Insured
470	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA– (4)	466,489
	Project, Series 1993A, 0.000%, 6/15/17 – NPFG Insured (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
1,720	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	AA–	1,112,530
810	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AA–	509,085
6,070	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AA–	3,607,280
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AA–	2,373,600
1,775	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/28	3/25 at 100.00	A	2,188,930
310	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	380,742
	6.000%, 10/01/42
34,100	Total Illinois			28,702,326
	Indiana – 0.8%
270	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB–	308,667
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
485	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A+	498,522
	Indiana, Series 2007, 5.500%, 3/01/37
515	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	531,480
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
750	Purdue University, Indiana, University Revenue Bonds, Student Facility System Series 2009A,	1/19 at 100.00	AAA	830,370
	5.000%, 7/01/23 (Pre-refunded 1/01/19)
2,020	Total Indiana			2,169,039
	Iowa – 2.5%
1,540	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	B+	1,604,464
	Project, Series 2013, 5.000%, 12/01/19
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	12/16 at 100.00	B+	1,000,070
	5.375%, 6/01/38
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,016,440
	5.600%, 6/01/34
6,540	Total Iowa			6,620,974
	Kentucky – 1.1%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,794,875
	System Obligated Group, Series 2011, 5.250%, 8/15/46
	Massachusetts – 1.3%
1,075	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Series 2006, 5.000%,	5/17 at 100.00	A–	1,113,765
	5/01/18 – AMBAC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (4)	543,155
	Series 2008E-1 &2, 5.000%, 7/01/28 (Pre-refunded 7/01/18)
1,775	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	1,884,074
	(Alternative Minimum Tax)
3,350	Total Massachusetts			3,540,994
	Michigan – 3.3%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	405,066
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,626,240
	7/01/31 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	2,508,675
	7/01/33 – FGIC Insured
2,075	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 4.500%,	7/16 at 100.00	AA–	2,081,287
	7/01/25 – NPFG Insured
2,000	Portage Public Schools, Kalamazoo County, Michigan, General Obligation Bonds, School Building	5/18 at 100.00	AA (4)	2,160,880
	& Site Series 2008, 5.000%, 5/01/21 (Pre-refunded 5/01/18) – AGM Insured
8,430	Total Michigan			8,782,148
	Minnesota – 2.3%
6,075	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/16	No Opt. Call	AA+	6,099,118
	Missouri – 2.7%
360	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	392,753
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
1,165	0.000%, 4/15/23 – AMBAC Insured	No Opt. Call	AA	1,031,945
5,000	0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA–	3,419,000
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	2,334,060
	CoxHealth, Series 2013A, 5.000%, 11/15/38
8,525	Total Missouri			7,177,758
	Nevada – 1.7%
750	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 2016-XG0028,	No Opt. Call	A+	1,235,910
	19.046%, 1/01/18 (IF)
1,250	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,407,550
	International Airport, Series 2010A, 5.250%, 7/01/42
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%,	6/19 at 100.00	BBB+ (4)	1,810,185
	6/15/30 (Pre-refunded 6/15/19)
3,500	Total Nevada			4,453,645
	New Jersey – 9.5%
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,097,356
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	1/17 at 100.00	AA–	2,576,903
	2004A, 5.250%, 7/01/33 – NPFG Insured
1,035	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A–	1,138,572
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/22
260	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	317,145
	Issue, Refunding Series 2015A, 5.000%, 7/01/29 – AGM Insured
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA	17,677,450
	2006C, 0.000%, 12/15/34 – AGM Insured
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	2,461,025
	Series 2007-1A, 5.000%, 6/01/41
42,285	Total New Jersey			25,268,451
	New Mexico – 2.1%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,017,930
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,650	State of New Mexico, State Severance Tax Revenue Bonds, Refunding Series 2010D, 5.000%, 7/01/16	No Opt. Call	Aa2	4,650,605
5,650	Total New Mexico			5,668,535
	New York – 4.0%
4,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	9/16 at 100.00	N/R (4)	4,542,975
	Education Series 2006D, 5.000%, 3/15/36 (Pre-refunded 9/15/16)
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	576,785
	2011A, 5.250%, 2/15/47
1,810	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,855,992
	2/15/47 – FGIC Insured
840	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	867,997
	Series 2007B, 4.750%, 11/01/27
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (4)	1,717,336
	Series 2007B, 4.750%, 11/01/27 (Pre-refunded 5/01/17)
780	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	922,935
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
10,090	Total New York			10,484,020
	North Carolina – 1.4%
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,	1/19 at 100.00	AAA	1,149,700
	6.750%, 1/01/24 (Pre-refunded 1/01/19)
2,440	Union County, North Carolina, General Obligation Bonds, Series 2007D, 5.000%, 3/01/21	3/17 at 100.00	Aaa	2,512,810
	(Pre-refunded 3/01/17) – NPFG Insured
3,440	Total North Carolina			3,662,510
	Ohio – 2.3%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,670	6.000%, 6/01/42	6/17 at 100.00	B–	1,671,236
1,000	6.500%, 6/01/47	6/17 at 100.00	B–	1,026,170
1,975	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	2,017,877
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,105	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,291,215
	2013A-1, 5.000%, 2/15/48
5,750	Total Ohio			6,006,498
	Oklahoma – 1.1%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB	1,004,940
	5.375%, 9/01/36
2,000	Oklahoma City, Oklahoma, General Obligation Bonds, Refunding Series 2015, 2.000%, 9/01/16	No Opt. Call	AAA	2,005,440
3,000	Total Oklahoma			3,010,380
	Pennsylvania – 0.6%
1,490	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	1,692,282
	Bonds, Series 2010B, 5.000%, 12/01/30
	Puerto Rico – 1.6%
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
17,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	3,946,600
1,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	200,320
18,500	Total Puerto Rico			4,146,920
	Texas – 10.6%
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%,	1/21 at 100.00	BBB+ (4)	305,458
	1/01/41 (Pre-refunded 1/01/21)
110	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	133,728
	5.000%, 1/01/33
3,000	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds,	No Opt. Call	AAA	3,018,150
	Refunding Series 2006, 5.000%, 2/15/18 (6)
5,565	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	6,532,809
	2013A, 5.500%, 4/01/53
3,415	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	AA–	2,112,314
	0.000%, 11/15/30 – NPFG Insured
4,230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	AA–	1,643,397
	0.000%, 11/15/35 – NPFG Insured
4,015	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	11/30 at 61.17	AA	1,664,258
	Series 2001A, 0.000%, 11/15/38 – NPFG Insured
1,780	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/16 at 35.23	AAA	626,649
	Bonds, Series 2007, 0.000%, 8/15/37 (Pre-refunded 8/15/16)
2,260	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	2,586,525
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	A1	2,672,780
	Series 2008I, 6.500%, 1/01/43
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,891,250
	2012, 5.000%, 12/15/26
830	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa3	966,801
	Project, Series 2011, 6.000%, 11/01/41
32,455	Total Texas			28,154,119
	Virginia – 4.0%
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,038,120
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	2,435,160
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (5)
1,500	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2009B,	No Opt. Call	AA+	1,572,645
	5.000%, 8/01/17
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,000	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,154,210
1,470	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,766,940
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,176,084
1,390	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,445,127
	Series 2007A, 5.250%, 9/01/37
9,370	Total Virginia			10,588,286
	Washington – 2.9%
2,250	Seattle, Washington, General Obligation Bonds, Refunding and Improvement Series 2010B,	No Opt. Call	AAA	2,258,955
	5.000%, 8/01/16 (6)
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,131,639
	Center, Series 2011A, 5.625%, 1/01/35
2,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%,	1/18 at 100.00	AA+ (4)	2,663,725
	1/01/33 (Pre-refunded 1/01/18)
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,694,136
	12/01/27 – NPFG Insured
7,855	Total Washington			7,748,455
	West Virginia – 0.7%
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	1,801,680
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 1.6%
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A3	1,874,313
	Series 2012, 5.000%, 6/01/39
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	N/R (4)	1,508,715
	Healthcare System, Series 2006A, 5.250%, 8/15/31 (Pre-refunded 8/15/16)
775	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/16 at 100.00	AA	778,116
3,920	Total Wisconsin			4,161,144
$ 334,475	Total Municipal Bonds (cost $230,154,079)			269,981,663

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 210	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 6,297
56	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	1,675
$ 266	Total Corporate Bonds (cost $23,822)				7,972
	Total Long-Term Investments (cost $230,177,901)				269,989,635
	Other Assets Less Liabilities – (1.9)% (9)				(5,129,645)
	Net Assets – 100%				$ 264,859,990

Investments in Derivatives as of June 30, 2016
Interest Rate Swaps
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
JPMorgan Chase Bank, N.A.	$7,000,000	Receive	USD-BMA	1.190%	Quarterly	7/31/17	7/31/27	$18,066

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$269,981,663	$ —	$269,981,663
Corporate Bonds	—	—	7,972	7,972
Investments in Derivatives:
Interest Rate Swaps*	—	18,066	—	18,066
Total	$ —	$269,999,729	$ 7,972	$270,007,701
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments (excluding investments in derivatives) was $228,449,891.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$41,619,212
Depreciation	(79,468)
Net unrealized appreciation (depreciation) of investments	$41,539,744

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below
BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
("OTC") derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.
(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
USD-BMA	United States Dollar-Bond Market Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         August 29, 2016